CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2013	$ 19,392	$ 904	$ 55,530	$ (37,042)
Balance (in shares) at Dec. 31, 2013		13,284,144
Exercise of options and warrants	82	$ 7	75	0
Exercise of options and warrants (in shares)		100,441
Issuance of share capital, net of issuance costs	$ 2,458	$ 26	2,432	0
Issuance of share capital, net of issuance costs (in shares)	358,000	358,000
Stock based compensation	$ 173	$ 0	173	0
Net income for the year	6,201	0	0	6,201
Balance at Dec. 31, 2014	28,306	$ 937	58,210	(30,841)
Balance (in shares) at Dec. 31, 2014		13,742,585
Exercise of options and warrants	193	$ 7	186	0
Exercise of options and warrants (in shares)		110,966
Issuance of share capital, net of issuance costs	27,126	$ 159	26,967	0
Issuance of share capital, net of issuance costs (in shares)		2,415,000
Treasury shares acquired	$ (3,741)	$ (50)	(3,691)	0
Treasury shares acquired (in shares)	(774,936)	(774,936)
Issuance of warrants	$ 503	$ 0	503	0
Stock based compensation	1,026	0	1,026	0
Net income for the year	1,019	0	0	1,019
Balance at Dec. 31, 2015	54,432	$ 1,053	83,201	(29,822)
Balance (in shares) at Dec. 31, 2015		15,493,615
Exercise of options and warrants	22	$ 0	22	0
Exercise of options and warrants (in shares)		10,883
Treasury shares acquired	$ (2,661)	$ (29)	(2,632)	0
Treasury shares acquired (in shares)	(566,159)	(566,159)
Stock based compensation	$ 924	$ 0	924	0
Net income for the year	(13,993)	0	0	(13,993)
Balance at Dec. 31, 2016	$ 38,724	$ 1,024	$ 81,515	$ (43,815)
Balance (in shares) at Dec. 31, 2016		14,938,339